LEASES (Tables)	12 Months Ended
Mar. 31, 2023
Equity [Abstract]
SCHEDULE OF RESTRICTED STOCK UNITS

	RSUs	Weighted Average Grant Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2022	-	$-	-	$-
Granted	17,425,000	0.91	5.95	1,568,250
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Outstanding at March 31, 2023	17,425,000	$0.91	5.95	$1,568,250
Vested at March 31, 2023	-	$-	-	$-

SCHEDULE OF STOCK OPTION ACTIVITY

As summary of option activity under the 2016 Plan as of March 31, 2023 and 2022 and changes during the periods then ended are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at March 31, 2021	60,421	$5.20	6.77
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Balance outstanding at March 31, 2022	60,421	$5.20	5.77
Exercisable at March 31, 2022	60,421	$5.20	5.77

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at March 31, 2022	60,421	$5.20	5.77
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Balance outstanding at March 31, 2023	60,421	$5.20	4.77
Exercisable at March 31, 2023	60,421	$5.20	4.77

SCHEDULE OF WARRANTS ACTIVITY

The following table reflects Warrant activity:

Warrants	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2021	10,628	$16.625	1.45	$-
Granted	-	-	-	-
Exercised		-	-	-
Forfeited or expired	-	-	-	-
Outstanding at March 31, 2022	10,628	$16.625	0.45	$-
Exercisable at March 31, 2022	10,628	$16.625	0.45	$-

Warrants	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2022	10,628	$16.625	0.45	$-
Granted	10,293,632	1.00	5.00	-
Exercised	-	-	-	-
Forfeited or expired	(10,628)	(16.625)	(0.45)	-
Outstanding at March 31, 2023	10,293,632	$1.00	4.59	$-
Exercisable at March 31, 2023	10,293,632	$1.00	4.59	$-

SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITY

Maturity of lease liability for the operating leases for the period ended March 31,
2024	$108,853
2025	$2,159
Imputed interest	$(776)
Total lease liability	$110,236

Disclosed as:
Current portion	$108,117
Non-current portion	$2,119

SCHEDULE OF MATURITY OF FINANCE LEASE LIABILITY
Maturity of lease liability for the financing leases for the period ended March 31,
2024	$55,427
2025	$55,427
2026	$55,427
2027	$32,332
Imputed interest	$(53,325)
Total lease liability	$145,288

Disclosed as:
Current portion	$31,629
Non-current portion	$113,659

SCHEDULE OF AMORTIZATION OF RIGHT OF USE ASSET
Amortization of the right of use asset for the period ended March 31,
2024	$138,444
2025	$48,355
2026	$53,661
2027	$35,323

Total	$275,783

SCHEDULE OF TOTAL LEASE COST

Individual components of the total lease cost incurred by the Company is as follows:

	Year ended March 31, 2023	Year ended March 31, 2022

Operating lease expense	$144,488	$135,850

Financing lease expense
Depreciation of capitalized finance lease assets	14,564	-
Interest expense on finance lease liabilities	12,002	-
	$171,054	$135,850